Label	Element	Value
Miller/Howard Income-Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Miller/Howard Income-Equity Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The primary investment objective of the Miller/Howard Income‑Equity Fund (the “Income‑Equity Fund”) is to seek current income,
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	and, secondarily, long‑term total return.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Income‑Equity Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Income‑Equity Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Feb. 28, 2019
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Income‑Equity Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher current taxes when Income‑Equity Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Income‑Equity Fund’s performance.  During the most recent fiscal year, the Income-Equity Fund’s portfolio turnover rate was 30%.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	30.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Restated to reflect the current expense limitation agreement.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The “Total Annual Fund Operating Expenses” and “Total Annual Fund Operating Expenses After Fee Waiver” numbers do not correlate to the “Ratio of expenses to average net assets” before and after waiver figures in the Financial Highlights section of this Prospectus because “Other Expenses” include acquired fund fees and expenses which are excluded from the Financial Highlights.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Income‑Equity Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Income‑Equity Fund for the time periods indicated and then either redeem or do not redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Income‑Equity Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Redeemed
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Income‑Equity Fund seeks to achieve its investment objective by investing primarily in a diversified portfolio of equity securities.  Under normal circumstances, the Income‑Equity Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in dividend or distribution paying equity securities.  However, the Fund will focus on investing in dividend paying securities.  Distribution paying equity securities include securities making returns of capital distributions, including master limited partnerships (“MLPs”) and real estate investment trusts (“REITs”) whose distributions, in part, may be deemed return of capital under current tax law provisions.  The Income‑Equity Fund may invest in securities of companies with any market capitalization.  Equity securities held by the Income-Equity Fund may include common stocks, preferred shares, securities or other instruments whose price is linked to the value of common stock, including registered investment companies, exchange traded funds (“ETF”) and exchange traded notes (“ETN”), including ETNs linked to indexes created by the Adviser’s subsidiary, Miller/Howard Strategic Indexes, LLC. In addition, the Income-Equity Fund may invest up to 25% of its net assets in securities of MLPs.  The Income-Equity Fund may also invest in American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), and Global Depositary Receipts (“GDRs”).

Only investments in registered investment companies, ETFs and ETNs that invest substantially all of their assets in the types of investments identified above as permissible investments will be included in the 80% test.

The Income‑Equity Fund may invest in U.S. dollar‑denominated securities of U.S. and foreign issuers, and up to 20% of its total assets may be invested in securities denominated in non‑U.S. dollar currencies.  The Income‑Equity Fund may invest in securities from any country, including emerging market countries.  The Income‑Equity Fund’s Adviser, MHI Funds, LLC (the “Adviser”), believes that financially strong stocks with rising dividends offer the prospects of consistent performance as well as potential added value.  Stock prices fluctuate, but dividends add current returns and, over time, increases in dividends can induce increases in the price of the stocks generating those dividends.  The Adviser’s research shows that dividends can be large contributors to total returns, and that by focusing on companies with a consistent track record of increasing their dividends, investors have an opportunity to generate superior risk‑adjusted performance over time.

The Adviser’s goal is to provide for annual increases in income that exceed the rate of inflation over time.  Its investment process starts by identifying, selecting and investigating stocks that pass initial quantitative screens for quality, yield and growth of yield.  Preference is given to companies with monopoly‑like characteristics and recurring revenues, which may be attained through proprietary goods and services, strategic geographic positioning, or market dominance.  The Fund integrates rigorous, fundamental financial analysis with environmental, social and governance ("ESG") analysis.  The Adviser employs a multi-faceted strategy that includes screening, direct engagement with companies, and proxy voting.  The Adviser seeks companies that fulfill society’s basic requirements as well as companies with a unique potential or “growth kicker” – such as new products, hidden assets, or industry conditions – which is not currently reflected in the stock price.  Candidates are then ranked according to yield, growth of yield, special growth potentials and contribution to overall diversification of the portfolio.

The above percentage limits are based upon asset values at the time of the applicable transaction; accordingly, a subsequent change in asset values will not affect a transaction that was in compliance with the investment restrictions at the time such transaction was effected.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Risk is inherent in all investing.  The value of your investment in the Income‑Equity Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time.  You may lose part or all of your investment in the Income‑Equity Fund or your investment may not perform as well as other similar investments.  The following is a summary description of certain risks of investing in the Income‑Equity Fund.

Active Management Risk:  The Fund is an actively managed portfolio and its success depends upon the investment skills and analytical abilities of the Fund’s Adviser to develop and effectively implement strategies that achieve the Fund’s investment objective.  Subjective decisions made by the Adviser may cause the Fund to incur losses or to miss profit opportunities on which it may otherwise have capitalized.

Currency Risk:  Since a portion of the Fund’s assets may be invested in securities denominated in non‑U.S. currencies, changes in currency exchange rates may adversely affect the Fund’s net asset value, the value of dividends and income earned, and gains and losses realized on the sale of securities.

Cybersecurity Risk:  Cybersecurity breaches can result in unauthorized parties gaining access to information about Fund assets, customers, and/or proprietary trading or other business processes or cause the Fund and/or its service providers to suffer data loss or corruption or lose operational functionality.  The Fund and the Adviser have taken steps to minimize these risks.

Depositary Receipts Risk:  Depositary receipts may be less liquid than the underlying shares in their primary trading market.  Any distributions paid to the holders of depositary receipts are usually subject to a fee charged by the depositary.  Holders of depositary receipts may have limited voting rights, and investment restrictions in certain countries may adversely impact the value of depositary receipts because such restrictions may limit the ability to convert equity shares into depositary receipts and vice versa.  Such restrictions may cause equity shares of the underlying issuer to trade at a discount or premium to the market price of the depositary receipts.

Dividend Income Risk:  Companies that issue dividend yielding equity securities are not required to continue to pay dividends on such stock.  Therefore, there is the possibility that such companies could reduce or eliminate the payment of dividends in the future.  In such an event, the yield on the Fund’s dividend paying equity securities would be adversely affected.  Depending upon market conditions, dividend or distribution producing equities that meet the Fund’s investment criteria may not be widely available and/or may be highly concentrated in only a few market sectors.  This may limit the ability of the Fund to achieve its investment objective.

Emerging Market Risk:  The Fund may invest a portion of its assets in emerging markets.  An “emerging market” is any country that the World Bank, the International Finance Corporation or the United Nations or its authorities has determined to have a low or middle income economy.  Investing in emerging markets involves exposure to potentially unstable governments, the risk of nationalization of business, restrictions on foreign ownership, prohibitions on repatriation of assets and a system of laws that may offer less protection of property rights.  Emerging market economies may be based on only a few industries, may be highly vulnerable to changes in local and global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates.  The securities markets in emerging markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States and other developed countries.  A high proportion of the shares of many issuers may be held by a limited number of persons and financial institutions, which may limit the number of shares available for investment by the Fund.  A limited number of issuers in emerging markets may represent a disproportionately large percentage of market capitalization and trading value.  The limited liquidity of securities markets in these countries may also affect the Fund’s ability to acquire or dispose of securities at the price and time it wishes to do so.  The inability of the Fund to dispose fully and promptly of positions in declining markets would cause the Fund’s net asset value to decline as the values of the unsold positions are marked to lower prices.  In addition, these securities markets are susceptible to being influenced by large investors trading significant blocks of securities.

Equity Securities Risk:  Stock markets are volatile.  The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

REITs Risk:  REITs have been subject to substantial fluctuations and declines on a local, regional and national basis in the past and may continue to be in the future.  Real property values and incomes from real property may decline due to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, regulatory limitations on rents, changes in neighborhoods and in demographics, increases in market interest rates, or other factors.  Factors such as these may adversely affect companies which own and operate real estate directly, companies which lend to them, and companies which service the real estate industry.

General Fund Investing Risks:  The Fund is not a complete investment program and when you sell your shares of the Fund, they could be worth less than what you paid for them.  You may lose some or all of your money by investing in the Fund.  All investments carry a certain amount of risk and there is no guarantee that the Fund will be able to achieve its investment objective.  In general, the Annual Fund Operating Expenses expressed as a percentage of the Fund’s average daily net assets will change as Fund assets increase and decrease, and the Fund’s Annual Fund Operating Expenses may differ in the future.  Purchase and redemption activities by Fund shareholders may impact the management of the Fund and its ability to achieve its objective.  Investors in the Fund should have long‑term investment perspective and be able to tolerate potentially sharp declines in value.  An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

Illiquid/Restricted Securities Risk:  The Fund may be exposed to liquidity risk when trading volume, lack of a market maker, or legal restrictions impair the Fund’s ability to sell particular securities or close call option positions at an advantageous price or in a timely manner.  Illiquid securities may include restricted securities that cannot be sold immediately because of statutory and contractual restrictions on resale.

Investment Company and RIC Compliance Risk:  The Fund may be subject to increased expenses and reduced performance as a result of its investments in other registered investment companies and MLPs.  When investing in other registered investment companies, the Fund bears its pro rata share of the other registered investment company’s fees and expenses including the duplication of advisory and other fees and expenses.  The Fund may invest in MLPs which presents unusual challenges in qualifying each year as a “regulated investment company” (a “RIC”) under the Internal Revenue Code, which allows the Fund to avoid paying taxes at regular corporate rates on its income.  If for any taxable year the Fund fails to qualify as a RIC, the Fund’s taxable income will be subject to federal income tax at regular corporate rates.  The resulting increase to the Fund’s expenses will reduce its performance and its income available for distribution to shareholders.

ETF Risk:  The Fund may invest in ETFs. The market price of an ETF's shares may trade at a discount to its net asset value per share. An active secondary trading market may not develop or be maintained, and the lack of liquidity in a particular ETF could result in it being more volatile than the ETF's underlying portfolio of securities.  ETFs are also subject to the risks of the underlying securities or sectors the ETF is designed to track. The Fund will bear its pro rata portion of an ETF's expenses and therefore the Fund’s expenses may be higher than if it invested directly in securities. In addition, a passively managed ETF may not accurately track the performance of the reference index.

ETN Risk: The Fund may invest in ETNs. The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in the underlying securities’ markets, changes in the applicable interest rates, changes in the issuer’s credit rating and economic, legal, political or geographic events that affect the referenced index.  In addition, the notes issued by ETNs and held by the Fund are unsecured debt of the issuer.

Mid-Cap and Small‑Cap Companies Risk:  The Fund may take positions in the securities of companies with small-to-large-sized market capitalizations.  While the Adviser believes that positions in less-liquid securities may provide significant potential for appreciation, they do involve higher risks and greater loss potential in some respects than do positions in securities of larger companies.  For example, prices of small-capitalization and even medium-capitalization securities are often more volatile than prices of large-capitalization securities, and the risk of bankruptcy or insolvency of many smaller companies is higher than for larger, “blue-chip” companies.  In addition, due to thin trading in the securities of small-capitalization companies, positions in those companies may be less liquid.

Market Risk:  Market risk is the risk that a particular security owned by the Fund or shares of the Fund in general may fall in value.  Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices.  Overall securities values could decline generally or could underperform other investments.

MLPs Risk and Sector Risk:  An investment in units of MLPs involves certain risks that differ from an investment in the securities of a corporation.  Holders of MLP units have limited control and voting rights on matters affecting the partnership.  In addition, certain tax risks are associated with an investment in MLP units and the potential for conflicts of interest exists between common unit holders and the general partner, including those arising from incentive distribution payments.  The benefit the Fund derives from investment in MLP units is largely dependent on the MLPs being treated as partnerships and not as corporations for federal income tax purposes.  If an MLP were classified as a corporation for federal income tax purposes, there would be reduction in the after‑tax return to the Fund of distributions from the MLP, likely causing a reduction in the value of the Fund’s shares.  MLP entities are typically focused in the energy, natural resources and real estate sectors of the economy.  A downturn in the energy, natural resources or real estate sectors of the economy could have an adverse impact on the Fund.  At times, the performance of securities of companies in the energy, natural resources and real estate sectors of the economy may lag behind the performance of other sectors or the broader market as a whole.

Non‑U.S. Investment Risk:  Because the Fund can invest its assets in non‑U.S. instruments, the value of Fund shares can be adversely affected by changes in currency exchange rates and political and economic developments abroad.

Non‑U.S. markets may be smaller, less liquid and more volatile than the major markets in the United States and, as a result, Fund share values may be more volatile.  Trading in non‑U.S. markets typically involves higher expense than trading in the United States.  The Fund may have difficulties enforcing its legal or contractual rights in a foreign country.  These additional risks may be heightened for securities of companies located in, or with significant operations in, emerging market countries.  In addition, the European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries.  These events may spread to other countries in Europe, including countries that do not use the euro.  These events may affect the value and liquidity of certain of the Fund’s investments.

Tax Risk:  The Fund will make distributions that under current law may be taxed as ordinary income (which may be taxable at different rates, depending on the sources of the distributions) or capital gain (which may be taxable at different rates, depending on the length of time the Fund holds its assets).  In addition, the Fund may make distributions that represent a return of capital for tax purposes and thus will generally not be immediately taxable.  Shareholders should note that return of capital will reduce the tax basis of their shares and potentially increase the taxable gain, if any, upon disposition of their shares.  Changes to current law could affect the treatment of distributions. In addition, the Fund may make distributions that represent a return of capital for tax purposes and thus will generally not be taxable to you; however, such distributions may reduce basis, which could result in you having to pay higher taxes in the future when shares are sold, even if you sell the shares at a loss from your original investment. See “Taxes and Tax Reporting” below and the Statement of Additional Information for additional information with respect to taxes.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose part or all of your investment in the Income‑Equity Fund or your investment may not perform as well as other similar investments.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The accompanying bar chart and table provide some indication of the risks of investing in the Income-Equity Fund. The bar chart shows the total return for the Income-Equity Fund for the annual periods ended December 31, 2017. Following the bar chart are the Income-Equity Fund's highest and lowest quarterly returns during the period shown in the bar chart. The performance table that follows shows how the Income-Equity Fund's average annual total returns over time compare with a broad-based securities market index and a secondary index that more closely tracks the Income-Equity Fund’s investment objective. Past performance (before and after taxes) will not necessarily continue in the future. Updated performance information is available at www.mhifunds.com or by calling the Fund toll-free at 844-MHFUNDS.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The accompanying bar chart and table provide some indication of the risks of investing in the Income-Equity Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	844-MHFUNDS
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.mhifunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) will not necessarily continue in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Return as of December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter	Worst Quarter
Q2 2016 5.59%	Q1 2016 0.20%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2016
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.59%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2016
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.20%
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for the Class I; after-tax returns for the Adviser Class will vary to the extent it has different expenses.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your situation and may differ from those shown.  After-tax returns are shown only for the Class I; after-tax returns for the Adviser Class will vary to the extent it has different expenses. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for the periods ended December 31, 2017
Miller/Howard Income-Equity Fund | Russell 1000 Index
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 1000 Index
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	19.34%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	14.42%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2015
Miller/Howard Income-Equity Fund | S&P 500 High Dividend Low Volatility Index
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500 High Dividend Low Volatility Index
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.33%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	17.40%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2015
Miller/Howard Income-Equity Fund | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Account Maintenance Fee	rr_MaximumAccountFee	$ 15	[1]
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b‑1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.66%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.31%	[2]
Fee Waiver [and/or Expense Reimbursement]	rr_FeeWaiverOrReimbursementOverAssets	(0.52%)	[3]
Total Annual Fund Operating Expenses after Fee Waiver [and/or Expense Reimbursement]	rr_NetExpensesOverAssets	0.79%	[2],[3],[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 81
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	364
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	668
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,533
Annual Return 2016	rr_AnnualReturn2016	10.06%
Annual Return 2017	rr_AnnualReturn2017	13.59%
Label	rr_AverageAnnualReturnLabel	Class I Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.59%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	11.81%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2015
Miller/Howard Income-Equity Fund | Class I Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class I Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.42%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	10.69%
Miller/Howard Income-Equity Fund | Class I Shares | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class I Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.48%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	8.88%
Miller/Howard Income-Equity Fund | Adviser Share Class
Risk/Return:	rr_RiskReturnAbstract
Account Maintenance Fee	rr_MaximumAccountFee	$ 15	[1]
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b‑1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.67%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.57%	[2]
Fee Waiver [and/or Expense Reimbursement]	rr_FeeWaiverOrReimbursementOverAssets	(0.53%)	[3]
Total Annual Fund Operating Expenses after Fee Waiver [and/or Expense Reimbursement]	rr_NetExpensesOverAssets	1.04%	[2],[3],[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 106
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	444
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	805
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,822
Label	rr_AverageAnnualReturnLabel	Adviser Share Class Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.41%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	11.51%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2015

[1]	Shareholders may be charged a $15 annual account maintenance fee for each retirement account up to a maximum of $30 annually.
[2]	The "Total Annual Fund Operating Expenses" and "Total Annual Fund Operating Expenses After Fee Waiver" numbers do not correlate to the "Ratio of expenses to average net assets" before and after waiver figures in the Financial Highlights section of this Prospectus because "Other Expenses" include acquired fund fees and expenses which are excluded from the Financial Highlights.
[3]	MHI Funds, LLC (the "Adviser") has contractually agreed to waive its fees or cap the Income-Equity Fund's expenses to the extent that the aggregate expenses incurred by the Fund (excluding interest, taxes, brokerage commissions, and other extraordinary expenses not incurred in the ordinary course of the Fund's business) ("Fund Operating Expenses"), exceed the "Expense Limit," which is: 0.78% and 1.03% of the average daily net assets of the Class I and Adviser Share Class shares of the Fund, respectively.If, in any year in which the Advisory Agreement remains in effect, estimated aggregate Fund Operating Expenses for the fiscal year are less than the lesser of the Expense Limit for that year and the Expense Limit in effect at the time the fees were waived or expenses reimbursed, the Adviser shall be entitled to reimbursement by the Income-Equity Fund, in whole or in part, of the investment management fees waived or reduced, and other payments remitted by the Adviser to the Fund during any of the previous 36 months less any reimbursement previously paid by such Fund to the Adviser.This agreement will continue in effect until at least February 28, 2019, and may be terminated or modified prior to February 28, 2019 only with the approval of the Board of Trustees of the Trust.
[4]	Restated to reflect the current expense limitation agreement.